OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total finance income		$ 5	$ 10	$ 9
Total finance cost		(221)	(185)	(177)
Foreign currency exchange difference, net		80	3	14
Result from exchange of corporate bonds		14
Total other financial results		166	(14)	84
Financial results, net		(50)	(189)	(84)
Current tax		99	67	13
Deferred tax		46	10	22
Difference between previous fiscal year income tax provision and the income tax statement		(21)
Total income tax - Loss		124	77	35
Profit before income tax		$ 581	$ 390	$ 159
Current tax rate		35.00%	35.00%	30.00%
Income tax at the statutary tax rate		$ 203	$ 138	$ 48
Share of profit from companies		(37)	(40)	(26)
Non-taxable results		(3)	(1)	(5)
Effects of exchange differences and other results associated with the valuation of the currency, net		275	79	88
Effects of valuation of property, plant and equipment, intangible assets and financial assets		(575)	(269)	(156)
Effect of change in tax rate			(6)	19
Effect for tax inflation adjustment		253	169	74
Unrecognized deferred assets			4
Difference between previous fiscal year income tax provision and the income tax statement		2	1	(7)
Non-deductible cost		4	3
Impairment on deferred tax assets		2
Other			(1)
Financial Income [Member]
IfrsStatementLineItems [Line Items]
Financial interest		1		1
Other interest		4	10	8
Finance Costs [Member]
IfrsStatementLineItems [Line Items]
Financial interests	[1]	(172)	(137)	(164)
Commercial interest		(1)
Fiscal interest		(38)	(38)	(3)
Other interests		(5)	(3)	(3)
Bank and other financial expenses		(5)	(7)	(7)
Other Finance Income Cost [Member]
IfrsStatementLineItems [Line Items]
Foreign currency exchange difference, net		80	3	14
Changes in the fair value of financial instruments		110	(15)	30
(Losses) Gains from present value measurement		(14)	(1)	2
Result from exchange of corporate bonds		(14)
Results for the repurchase of corporate bonds		6		38
Other financial results		$ (2)	$ (1)

[1]	Net of US$ 11 million and US$ 10 million capitalized in property, plant and equipment for the years ended December 31, 2022 and 2020, respectively. There are no capitalized financial costs in the fiscal year ended December 31, 2021.